Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 18, 2018
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Jun. 18, 2018
Document Effective Date	Jun. 18, 2018
Prospectus Date	Jan. 01, 2018
AllianzGI Micro Cap Fund | Institutional Class
Prospectus:
Trading Symbol	AMCIX
AllianzGI Micro Cap Fund | Class P
Prospectus:
Trading Symbol	AAMPX
AllianzGI Micro Cap Fund | Class A
Prospectus:
Trading Symbol	GMCAX
AllianzGI NFJ International Small-Cap Value Fund | Class A
Prospectus:
Trading Symbol	AJVAX
AllianzGI NFJ International Small-Cap Value Fund | Class C
Prospectus:
Trading Symbol	AJVCX
AllianzGI NFJ International Small-Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	AJVIX
AllianzGI NFJ International Small-Cap Value Fund | Class P
Prospectus:
Trading Symbol	AJVPX
AllianzGI NFJ International Small-Cap Value Fund | Class R6
Prospectus:
Trading Symbol	AJVSX
AllianzGI Ultra Micro Cap Fund | Institutional Class
Prospectus:
Trading Symbol	AUMIX
AllianzGI Ultra Micro Cap Fund | Class P
Prospectus:
Trading Symbol	AAUPX
AllianzGI Ultra Micro Cap Fund | Class A
Prospectus:
Trading Symbol	GUCAX